CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 218,887	$ 175,126	$ 180,044
Sales of products	9,384	32,508	32,572
Time charter, voyage and port terminal expenses	(43,090)	(31,949)	(33,617)
Direct vessel expenses	(48,725)	(48,962)	(62,554)
Cost of products sold	(9,077)	(31,289)	(30,717)
Depreciation of vessels, port terminals and other fixed assets	(26,662)	(26,583)	(23,322)
Amortization of intangible assets	(2,773)	(2,724)	(3,543)
Amortization of deferred drydock and special survey costs	(5,166)	(7,204)	(7,928)
General and administrative expenses	(17,393)	(15,064)	(16,665)
Provision for losses on accounts receivable	(341)	(75)	(569)
Taxes other than income taxes	(7,745)	(7,056)	(9,018)
Interest expense and finance cost	(40,531)	(39,669)	(28,347)
Interest income	4,579	517	238
Gain on sale of assets	0	28	1,064
Foreign exchange differences, net	(1,596)	(1,355)	(726)
Other income, net	3,621	9,237	2,725
Income/(Loss) before income taxes	33,372	5,486	(363)
Income tax (expense)/benefit	(1,233)	1,376	3,468
Net income	$ 32,139	$ 6,862	$ 3,105
Earnings per share, basic and diluted	$ 1.61	$ 0.34	$ 0.16
Weighted average number of shares, basic and diluted	20,000	20,000	20,000